Commitments and Contingencies Commitments and contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 8,879,000,000
Operating Leases, Future Minimum Payments, Due in Two Years	7,099,000,000
Operating Leases, Future Minimum Payments, Due in Three Years	6,663,000,000
Operating Leases, Future Minimum Payments, Due in Four Years	6,137,000,000
Operating Leases, Future Minimum Payments, Due in Five Years	6,047,000,000
Operating Leases, Future Minimum Payments, Due Thereafter	4,123,000,000
Operating Leases, Future Minimum Payments Due	38,947,972,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months	400,000
Operating Leases, Income Statement, Sublease Revenue	(700,000)	(800,000)	(500,000)
Operating Leases, Rent Expense, Net	$ 18,700,000	$ 14,300,000	$ 13,900,000